OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASES
Schedule of Supplemental cash flow information related to operating leases

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash payments for amounts included in measurement of liabilities	48,890	49,864	36,890
New operating lease assets obtained in exchange for operating lease liabilities	24,688	18,744	5,836
ROU modification due to early surrender	—	(3,154)	(11,873)
Lease liability modification due to early surrender	—	2,778	12,705

Schedule of future lease payments under operating leases

	As of December 31,
	2021	2022
	RMB	RMB
Within one year	38,669	25,836
Within a period of more than one year but not more than two years	28,694	16,878
Within a period of more than two year but not more than three years	19,498	—
Total future lease payments	86,861	42,714
Less: imputed interest	4,859	1,680
Total lease liability balance	82,002	41,034
Less: Current operating lease liabilities	35,759	24,460
Long-term operating lease liabilities	46,243	16,574